Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
BASIS OF PREPARATION

BASIS OF PREPARATION

The audited consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below, and are drawn up in accordance with the provisions of the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

ADOPTION OF NEW AND REVISED STANDARDS

ADOPTION OF NEW AND REVISED STANDARDS

At the date of authorization of those financial statements, our Group has not adopted the new and revised IFRS Accounting Standards and amendments to IFRS Accounting Standards that have been issued but are not yet effective to them. We do not anticipate that the adoption of these new and revised IFRS Accounting Standards pronouncements in future periods will have a material impact on our financial statements in the period of their initial adoption.

NEW AND REVISED IFRS IN ISSUE BUT NOT YET EFFECTIVE

NEW AND REVISED IFRS IN ISSUE BUT NOT YET EFFECTIVE

The Group has not applied in advance the following accounting standards and/or interpretations (including the consequential amendments, if any) that have been issued by the International Accounting Standards Board (IASB) but are not yet effective for the current financial year:

IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates – Translation to a Hyperinflationary Presentation Currency	1 January 2027
Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments that are part of Annual Improvements – Volume 11:	1 January 2026
- Amendments to IFRS 1, First-time Adoption of Malaysian Financial Reporting Standards
- Amendments to IFRS 7, Financial Instruments: Disclosures
- Amendments to IFRS 9, Financial Instruments
- Amendments to IFRS 10, Consolidated Financial Statements
- Amendments to IAS 7, Statement of Cash Flows
Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity	1 January 2026

IFRS Accounting Standards, interpretations and amendments effective for annual period beginning on or after a date yet to be confirmed:

IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
Amendments to IFRS 10, Consolidated Financial Statements	Deferred
IAS 28, Investments in Associated and Joint Ventures – Sales or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred

BASIS OF CONSOLIDATION

BASIS OF CONSOLIDATION

The acquisition of entities, businesses or assets under common control are accounted for in accordance with merger accounting.

The combined financial statements incorporate the financial statements of the combined entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party.

The combined financial statements have prepared using uniform accounting policies for like transactions and other events in similar circumstances.

All intra-group balances, transactions, income and expenses are eliminated in full on combination and the combined financial statements reflect external transactions only.

The net assets of the combined entities or businesses are combined using the existing carrying amounts from the controlling party’s perspective. No amount is recognized in respect of goodwill or excess of the acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over the acquisition cost at the time of common control combination. All differences between the cost of acquisition (fair value of consideration paid) and the amounts at which the assets and liabilities are recorded, arising from common control combination, have been recognized directly in equity as part of the capital reserve.

The combined statements of other comprehensive income include the results of each of the combining entities or businesses from the earliest date presented or since the date when the combined entities or businesses first came under the common control, where this is a shorter period, regardless of the date of the common control combination.

Non-controlling interests comprise the portion of a subsidiary corporation’s net results of operations and its net assets, which is attributable to the interests that are not owned directly or indirectly by the equity holders of the Company. They are shown separately in the unaudited interim condensed consolidated statement of comprehensive income, statement of changes in equity, and statement of financial position. Total comprehensive income is attributed to the non-controlling interests based on the irrespective interests in a subsidiary, even if this results in the non-controlling interests having a deficit balance.

Investment in associates is accounted for in the consolidated financial statements of the Group using the equity method.

CONVENIENCE TRANSLATION

CONVENIENCE TRANSLATION

Translations of amounts in the audited consolidated statement of financial position, audited consolidated statement of comprehensive income and audited consolidated statement of cash flows from RM into USD as of and for the year ended December 31, 2025 are solely for the convenience of the reader. Unless otherwise noted, all translations from RM into USD for the year ended December 31, 2025 were calculated at the evening middle rate of USD1 = RM4.0610, as published by Bank Negara Malaysia, or an average rate of USD1 = RM4.2807.

FINANCIAL ASSETS

FINANCIAL ASSETS

Classification and measurement

The Group classifies its financial assets at fair value through other comprehensive income, fair value through profit and loss and amortized cost.

The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial assets.

1.	Financial assets at FVTPL are initially recorded at fair value and transaction costs are expensed in the statement of income and comprehensive income. Realized and unrealized gains and income arising from changes in the fair value of the financial asset held at FVTPL are included in the statement of income and comprehensive income in the period in which they arise. The Company has classified cash as FVTPL.
2.	Financial assets at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. There are no financial assets classified as FVTOCI.
3.	Financial assets at amortized cost are initially recognized at fair value, net of transaction costs, and subsequently carried at amortized cost less any impairment. They are classified as current assets or non- current assets based on their maturity date. The Company has classified trade receivables, contract assets, other receivables and amounts due from related parties at amortized cost.

Impairment

The Company assesses at end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired.

The Company recognizes expected credit losses (“ECL”) for accounts receivable based on the simplified approach. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the account receivable.

The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement. ECLs are a probability-weighted estimate of credit losses.

ECLs are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, and forward looking macro-economic factors in the measurement of the ECLs associated with its assets carried at amortized cost.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

FINANCIAL LIABILITIES AND EQUITY INSTRUMENTS

FINANCIAL LIABILITIES AND EQUITY INSTRUMENTS

Classification as debt or equity

Debt and equity instruments issued by the Group are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognised at the proceeds received, net of direct issue costs.

Financial liabilities

Except for derivative financial instruments which are stated at fair value through profit or loss (“FVTPL”), all other financial liabilities are subsequently measured at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Financial liabilities are classified as either financial liabilities at FVTPL or at amortized cost. The Company determines the classification of its financial liabilities at initial recognition.

Financial liabilities are classified as measured at amortized cost, net of transaction costs unless classified as FVTPL. The Company’s trade payables, other payables and accrued liabilities, amounts due to related parties, lease liabilities and bank loans are classified as measured at amortized cost.

The Group derecognises financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

PLANT AND EQUIPMENT

PLANT AND EQUIPMENT

Plant and equipment is recognized and subsequently measured at cost less accumulated depreciation and any accumulated impairment losses, if any. When components of property and equipment have different useful lives they are accounted for separately. Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:

Computer and Software	4 years straight line
Motor Vehicles	5 years straight line
Office Equipment	4 years straight line
Equipment and Tools	5 years straight line
Solar Asset Plants	10 - 21 years straight line
Office Renovation	5 years straight line
Plant and Machinery	5 years straight line
Forklift	5 years straight line
Right-Of-Use Assets	Over term of lease

Assets under construction are not depreciated as these assets are not available for use.

Plant or equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from derecognition of the asset, being the difference between the net disposal proceeds and the carrying amount, is recognized in profit or loss. The revaluation reserve included in equity is transferred directly to retained profits on retirement or disposal of the asset.

INVENTORIES

INVENTORIES

Inventories are stated at the lower of cost and net realizable value. Cost is determined based on weighted average method and comprises the purchase price and incidentals incurred in bringing the inventories to their present location and condition.

Net realizable value represents the estimated selling price less the estimated costs of completion and the estimated costs necessary to make the sale.

IMPAIRMENT OF NON-FINANCIAL ASSETS

IMPAIRMENT OF NON-FINANCIAL ASSETS

Impairment of assets are reviewed at the end of each reporting period for impairment when there is an indication that the assets might be impaired. Impairment is measured by comparing the carrying values of the assets with their recoverable amounts. When the carrying amount of an asset exceeds its recoverable amount, the asset is written down to its recoverable amount and an impairment loss shall be recognized. The recoverable amount of an asset is the higher of the asset’s fair value less costs to sell and its value in use, which is measured by reference to discounted future cash flows using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognized in profit or loss.

When there is a change in the estimates used to determine the recoverable amount, a subsequent increase in the recoverable amount of an asset is treated as a reversal of the previous impairment loss and is recognized to the extent of the carrying amount of the asset that would have been determined (net of amortization and depreciation) had no impairment loss been recognized. The reversal is recognized in profit or loss immediately.

CONTRACT ASSETS AND LIABILITIES

CONTRACT ASSETS AND LIABILITIES

Contract assets includes unbilled amounts resulting from performance obligation satisfied measured under input method. Contract assets are subsequently transferred to trade receivable upon satisfaction of billing milestone base on contract and entitlement to pay becomes unconditional. A contract asset is subject to impairment requirement of IFRS 9.

Contract liabilities include advance payments from customers that performance obligation yet to satisfied. A contract liabilities is stated at cost and represents the obligation of the Group to transfer goods or services to a customer for which consideration has been received (or the amount is due) from the customers.

LEASES

LEASES

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for low-value assets and short-term leases with 12 months or less. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line method over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use assets and the associated lease liabilities are presented as a separate line item in the statement of financial position.

The right-of-use asset is initially measured at cost. Cost includes the initial amount of the corresponding lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any incentives received.

The right-of-use asset is subsequently measured at cost less accumulated depreciation and any impairment losses, and adjustment for any remeasurement of the lease liability. The depreciation starts from the commencement date of the lease. If the lease transfers ownership of the underlying asset to the Group or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. Otherwise, the Group depreciates the right-of-use asset to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of the right-of-use assets are determined on the same basis as those property, plant and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate.

The lease liability is subsequently measured at amortised cost using the effective interest method. It is remeasured when there is a change in the future lease payments (other than lease modification that is not accounted for as a separate lease) with the corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recognized in profit or loss if the carrying amount has been reduced to zero.

PROVISIONS

PROVISIONS

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past events, when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and when a reliable estimate of the amount can be made. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. Where the effect of the time value of money is material, the provision is the present value of the estimated expenditure required to settle the obligation. The discount rate shall be a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as interest expense in profit or loss.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Group accounts for its revenue under IFRS 15 Revenue from Contracts with Customers. (“IFRS 15”) The five-step model defined by IFRS 15 requires the Company to:

(1)	identify its contracts with customers;
(2)	identify its performance obligations under those contracts;
(3)	determine the transaction prices of those contracts;
(4)	allocate the transaction prices to its performance obligations in those contracts; and
(5)	recognise revenue when each performance obligation under those contracts is satisfied. Revenue recognized when promised goods and services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

Revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed on determinable and collectability is reasonably assured. Our revenue agreements generally do not include a right of return in relation to the delivered goods or services. Depending on the terms of the agreement and the laws that apply to the agreement, control of the services may be transferred over time or at a point in time. Control of the services is transferred over time if our performance:

-	provides all of the benefits received and consumed simultaneously by the client;
-	creates and enhances an asset that the client controls as the Group performs; or
-	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance complete to date.

The Group recognises revenue from the following major sources:

(i)	Large-scale solar projects (“LSS”)

LSS are utility scale solar PV power plants with installed generating capacity of 1 MWac or more. Large-scale solar projects are ground mounted and are designed to supply power to the power grid. For the majority of our large-scale solar projects, we usually act as the contractor to the project awarder, who is the main contractor for a solar project. As an EPCC provider, we assume most of the responsibility for the entire project lifecycle, from design and engineering to material procurement, construction, installation, integration, and commissioning.

(ii)	Commercial and industrial (“C&I”) solar projects

C&I projects are smaller scale solar projects where the solar PV systems are installed on rooftops and are designed to generate electricity for commercial and industrial properties for their own consumption, such as factories, warehouses and commercial stores. For C&I projects, we usually sign a service contract with the project owner and act as the main contractor. As the main contractor, we engage in comprehensive services encompassing project design, engineering, equipment procurement, construction, and commissioning.

Rendering of Services

Revenue from providing product and services related to renewable energy services industry is recognized over time in the year in which the services are rendered using input method, determined based on the proportion of costs incurred for work performed to date over the estimated total costs. Transaction price is computed based on the price specified in the contract and adjusted for any variable consideration such as incentives and penalties.

A receivable is recognized when the services are rendered as this is the point over time that the consideration is unconditional because only the passage of time is required before the payment is due. If the services rendered exceed the payment received, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized.

Billings are made with a credit term of 30 days to 90 days, which is consistent with market practice, therefore, no element of financing is deemed present. The Company become entitled to invoice customers for construction of solar PV power plants and systems based on achieving a series of performance-related milestones.

Defect liability period and performance warranty are usually 24 months from the date of Certificate of Practical Completion as provided in the contracts with customers.

Sale of Goods

Revenue is recognized at a point in time when the goods have been delivered to the customer and upon its acceptance, and it is probable that the Group will collect the considerations to which it would be entitled to in exchange for the goods sold. Billings are made with a credit term of 30 days to 90 days, which is consistent with market practice, therefore, no element of financing is deemed present.

The Company generally provides standard warranties to its customers, from date of delivery cost or satisfactory completion of the project. There is no warranty claim historically.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

Cash and cash equivalents comprise cash in hand, bank balances, fixed deposits, demand deposits, and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value with original maturity periods of three months or less. For the purpose of the statement of cash flows, cash and cash equivalents are presented net of bank overdrafts.

SHARE CAPITAL	SHARE CAPITAL Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.
INCOME TAX

INCOME TAX

Current tax assets and liabilities are the expected amount of income tax recoverable or payable to the taxation authorities, measured using tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period and are recognized in profit or loss except to the extent that the tax relates to items recognized outside profit or loss (either in other comprehensive income or directly in equity).

Deferred taxes are recognized using the liability method for temporary differences other than those that arise from the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the period.

Deferred tax assets are recognized for all deductible temporary differences, unused tax losses and unused tax credits to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences, unused tax losses and unused tax credits can be utilised. The carrying amounts of deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that the related tax benefits will be realized.

Current and deferred tax items are recognized in correlation to the underlying transactions either in profit or loss, other comprehensive income or directly in equity.

Current tax assets and liabilities or deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity (or on different tax entities but they intend to settle current tax assets and liabilities on a net basis) and the same taxation authority.

FOREIGN CURRENCY TRANSACTIONS

FOREIGN CURRENCY TRANSACTIONS

The functional currency used by the Company is the Malaysia Ringgit. Consequently, operations in currencies other than the Malaysia Ringgit are considered to be denominated in foreign currency and are recorded at the exchange rates in force on the dates of the operations.

At year-end, monetary assets and liabilities denominated in foreign currency are converted by applying the exchange rate on the balance sheet date. The profits or losses revealed are charged directly to the profit and loss account for the year in which they occur. Non-monetary items in foreign currency measured in terms of historical cost are converted at the exchange rate on the date of the transaction.

The exchange differences of the monetary items that arise both when liquidating them and when converting them at the closing exchange rate, are recognized in the results of the year, except those that are part of the investment of a business abroad, which are recognized directly in equity net of taxes until the time of its disposal.

EARNINGS PER SHARE

EARNINGS PER SHARE

Basic income per share is calculated by dividing the income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding in the period. For all periods presented, the income attributable to ordinary shareholders equals the reported income attributable to owners of the Company.

Diluted income per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of ordinary shares outstanding for the calculation of diluted income per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase ordinary shares at the average market price during the period.

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding, as of December 31, 2025 and 2024.